SEMIANNUAL REPORT

[Logo]
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

                                                                     New England
                                                                Bond Income Fund

                                                               [graphic omitted]

--------------
June 30, 1998
--------------

                                                                     AUGUST 1998
--------------------------------------------------------------------------------

Dear Shareholder:

Investors had reason for comfort during the first half of 1998.

After stunning gains in each of the last three years, the stock market behaved more like its customary self: Major market indicators moved up for a time, slid back and were once again in recovery mode at the end of the period. This pattern largely reflected investors' responses to fast-changing events in Asia. Unpredictable markets call to mind the long-term experience of millions of mutual fund investors; those of us who held firm to our plans as markets entered difficult periods were often rewarded as markets recovered. The longer you stay invested the less that interim ups and downs - here or overseas - should concern you.

News from the Far East drove bond market sentiment as well. In the United States, faltering Asian economies meant lower prices on many imported goods, putting pressure on prices and corporate earnings. With slower growth now a real possibility and with little immediate evidence of inflation, the Federal Reserve Board left short-term interest rates unchanged, while long-term rates fell to record lows in mid-June.

In the pages that follow, you can read about how your Fund's management dealt with the disruptions in the Pacific region and their impact on our domestic economy. But beyond Asia's present problems, and notwithstanding the inevitable ebb and flow of our own business cycle, there are reasons to be optimistic about investment prospects over the next several years. For example, vast, under-served populations in China and elsewhere represent huge potential demand for consumer goods. Here in the United States, there is the prospect of a demography-driven spending wave, as millions of baby-boomers enter their peak consumption years. Events may turn out differently - volatility will always be part of investing - but as much as the markets may waver, the watchwords for many long-term investors are constant: diversify and persist.

While you are thinking about your investments, take a few minutes to review your portfolio. It's possible that three years of strong market gains have tilted your holdings disproportionately toward aggressive stock funds. If so, you and your financial representative can adjust the balance easily using some of New England Funds' more conservative equity or bond funds to reallocate your assets in line with your long-term goals and comfort level. Once you are satisfied with your portfolio's balance, be sure to stay in touch with your financial professional, invest regularly and don't try to guess what the market will do next.

Thank you for your continued support of New England Funds.

Sincerely,

/s/ Henry L.P. Schmelzer

Henry L.P. Schmelzer
President

PREPARING FOR THE YEAR 2000
-------------------------------------------------------------------------------
New England Funds continues to work to provide high quality service as we move into the new century. Since early last year we have devoted significant resources to identifying, analyzing and resolving the computer-related issues that will arise on January 1, 2000. As a further measure, we are testing all our vendors and service agency systems to ensure that they be prepared by the end of 1998 to support our customers' needs into the foreseeable future without interruption. We expect our major systems to be ready before the end of this year, with a full year of quality assurance to follow.

                          NEW ENGLAND BOND INCOME FUND
-------------------------------------------------------------------------------

                                        INVESTMENT RESULTS THROUGH JUNE 30, 1998
-------------------------------------------------------------------------------

Putting Performance in Perspective

The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

[A chart in the form of a line graph appears here illustrating the growth of a $10,000 investment in the New England Bond Income Fund from 06/30/88 compared to the Lehman Government/Corporate Bond Index(4) and the Cost of Living(5). The data points from the graph are as follows:]

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
-------------------------------------------------------------------------------
                           JUNE 1988 THROUGH JUNE 1998
-------------------------------------------------------------------------------
                     Net        With Maximum      Lehman          Cost
                     Asset          Sales       Intermediate       of
                     Value(1)     Charge(2)    Gov't/Corp.(4)    Living(5)
-------------------------------------------------------------------------------
06/30/1988          $10,000        $ 9,550        $10,000        $10,000
      1989          $11,008        $10,513        $11,022        $10,517
      1990          $11,697        $11,171        $11,884        $11,008
      1990          $12,869        $12,290        $13,135        $11,525
      1992          $14,863        $14,194        $14,864        $11,881
      1993          $16,918        $16,157        $16,416        $12,237
      1994          $16,541        $15,796        $16,374        $12,542
      1995          $18,909        $18,059        $18,072        $12,923
      1996          $19,881        $18,987        $18,975        $13,279
      1997          $21,997        $21,007        $20,347        $13,584
      1998          $24,491        $23,389        $22,085        $13,796


This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, C and Y share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

                                          AVERAGE ANNUAL TOTAL RETURNS - 6/30/98
-------------------------------------------------------------------------------
  CLASS A (Inception 11/7/73)           6 MONTHS   1 YEAR   5 YEARS    10 YEARS
   Net Asset Value(1)                     4.26%    11.34%    7.68%      9.37%
   With Max. Sales Charge(2)             -0.40      6.32     6.69       8.87
   Lehman Intermediate Govt./Corp.(4)     3.47      8.54     6.11       8.25
   Lipper Int. Invest. Grade Debt Avg.(6) 3.61      9.42     6.12       8.30
-------------------------------------------------------------------------------
                                                                        SINCE
  CLASS B (Inception 9/13/93)           6 MONTHS   1 YEAR   3 YEARS   INCEPTION
   Net Asset Value(1)                     3.88%    10.51%    8.20%      6.35%
   With CDSC(3)                          -1.12      5.51     7.34       6.03
   Lehman Intermediate Govt./Corp.(4)     3.47      8.54     6.91       5.95
   (calculated from 9/30/93)
   Lipper Int. Invest. Grade Debt Avg.(6) 3.61      9.42     7.09       5.82
   (calculated from 9/30/93)
-------------------------------------------------------------------------------
                                                                        SINCE
  CLASS C (Inception 12/30/94)          6 MONTHS   1 YEAR   3 YEARS   INCEPTION
   Net Asset Value(1)                     3.87%    10.50%    8.19%     10.20%
   With CDSC(3)                           2.87      9.50     8.19      10.20
   Lehman Intermediate Govt./Corp.(4)     3.47      8.54     6.91       8.71
   Lipper Int. Invest. Grade Debt Avg.(6) 3.61      9.42     7.09       9.16
-------------------------------------------------------------------------------
                                                                        SINCE
  CLASS Y (Inception 12/30/94)          6 MONTHS   1 YEAR   3 YEARS   INCEPTION
   Net Asset Value(1)                     4.38%    11.59%    9.27%     11.67%
   Lehman Intermediate Govt./Corp.(4)     3.47      8.54     6.91       7.14
   Lipper Int. Invest. Grade Debt Avg.(6) 3.61      9.42     7.09       9.16
--------------------------------------------------------------------------------

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.


NOTES TO CHARTS

(1) Net Asset Value (NAV) - assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge - assumes reinvestment of all distributions and reflects the maximum sales charge of 4.5% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) - assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares. CDSC for Class C shares assumes a maximum 1% sales charge on redemptions within the first year of purchase.

(4) Lehman Intermediate Government/Corporate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government and U.S. corporations. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(5) Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.

(6) Lipper Intermediate Investment Grade Debt Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                          NEW ENGLAND BOND INCOME FUND
-------------------------------------------------------------------------------

                                 QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------
[Photo of Cathy Bunting]
CATHY BUNTING
BACK BAY ADVISORS, L.P.

Q. How did New England Bond Income Fund perform for the first half of 1998?

The Fund continued its long record of rewarding investors with strong performance. For the six months ending June 30, 1998, Class A shares produced a total return of 4.26%, reflecting a $0.12 per share gain in net asset value to $12.51 per share and the reinvestment of distributions totaling $0.402 per share. Once again, your Fund turned in results that were markedly better than the average 3.61% return of its peer group of 233 Intermediate
Investment-Grade Debt funds, as measured by Lipper Analytical Services, Inc.

Q. What was the investment environment like for bonds during the reporting period?

The environment for U.S. bonds was positive as prices generally rose and yields declined. Economic growth in the United States was solid while inflation remained low. Meanwhile, international demand for U.S. bonds strengthened as investors turned to the bond markets both as a safe haven from Asia's economic troubles and as a source of relatively high returns. The expectation that Asia's problems would slow U.S. growth and limit inflationary pressures fostered extraordinarily low domestic interest rates. Later in the period, the supply of corporate bonds rose, translating into higher yields, but lower bond prices. In addition, news that the Asian crisis was worsening renewed concerns about its negative effect on corporate profits and, consequently, corporate bond prices.

Q. What strategies did you use in managing the Fund?

Given the uncertainties in Asia, we eliminated altogether holdings of bonds from Asian countries. At the same time, we reduced investments in emerging bond markets elsewhere in the world to protect the Fund against the ripple effects emanating from Asia's difficulties.

We took advantage of favorable investment conditions in the U.S. bond markets to boost both the Fund's yield and its price performance. Because domestic economic activity was solid, we could afford to relax our emphasis on quality by reducing holdings in U.S. government securities - the most creditworthy securities available. We turned up our focus on bonds at the lower cusp of what (in the bond world) is considered investment-grade terrain, as well as on select higher-yielding, lower-grade bonds. Even so, the average credit quality of the portfolio remained relatively high - A, as of June 30, 1998.

                      CREDIT QUALITY COMPOSITON -- 6/30/98

                                AAA - 19%
                                 AA - 10.6%
                                  A - 13.4%
                                BBB - 38%
                                 BB - 17%
                                  B - 2%

                          AVERAGE PORTFOLIO QUALITY: A

Quality is based on ratings provided by Standard & Poor's.

Portfolio holdings and asset allocation will vary.

Meanwhile, our investments in corporate bonds focused on capturing more generous yields as well as price gains. In general, the prevailing backdrop of stable-to-lower interest rates combined with healthy economic activity works to the advantage of corporate bonds. In fact, the credit quality ratings of two Fund holdings, Time Warner, Inc. and Telecommunications, Inc., were upgraded by bond rating agencies, paving the way for appreciation in their prices.

We also focused on industries, such as utilities and telecommunications, whose performance tends to move independently of the ebbs and flows in economic growth. While the U.S. economy was strong, troubling economic developments in Asia raised concerns that cyclical businesses in the United States might experience setbacks. These worries were enough to cause the steadier, non-cyclical industries to outperform bonds issued by companies whose business activities are more closely tied to the ups and downs of the U.S. economy.

In anticipation of lower interest rates, investments in bonds at the longer end of the maturity spectrum were a focal point. The reason: The longer a bond's maturity, the greater its price appreciation potential when interest rates fall. Emphasizing longer-term bonds helped the Fund to make the most of declining interest rates. In particular, an emphasis on bonds with maturities of at least 10 years and a shift away from shorter-term issues contributed to the Fund's solid results. Longer-term bonds outperformed their shorter-term counterparts as interest rates fell toward the end of the period. On June 30, the Fund's average weighted maturity was 9.8 years.

Q. What is your outlook for bonds over the next six months?

Favorable, in view of our expectations that economic growth in the United States will remain healthy while inflation stays low and international demand for U.S. bonds continues to be strong. While we anticipate long-term interest rates to remain fairly steady, we would not be surprised to see ongoing difficulties in Asia prompt weakness in the equity markets and a flight-to-quality mentality favoring higher bond prices and lower long-term interest rates.

Portfolio commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

------------------------------------------------------------------------------------------------------
                                         PORTFOLIO COMPOSITION
------------------------------------------------------------------------------------------------------
Investments as of June 30, 1998
(unaudited)

BONDS AND NOTES--96.7% OF TOTAL NET ASSETS

          FACE
          AMOUNT          DESCRIPTION                                                      VALUE (a)
------------------------------------------------------------------------------------------------------
                          AEROSPACE--0.5%
        $ 1,200,000       Lockheed Martin Corp., 7.250%, 5/15/06 ...................      $  1,276,608
                                                                                          ------------
                          BUSINESS SERVICES--0.4%
          1,000,000       Equifax Inc., 6.900%, 7/01/28 ............................           989,980
                                                                                          ------------
                          CONTAINERS & GLASS--2.2%
          4,500,000       Owens-Illinois, Inc., 7.150%, 5/15/05 ....................         4,550,355
          1,200,000       Owens-Illinois, Inc., 8.100%, 5/15/07 ....................         1,273,752
                                                                                          ------------
                                                                                             5,824,107
                                                                                          ------------
                          ELECTRIC UTILITIES--15.1%
          9,800,000       Arizona Public Service Corp., 8.000%, 12/30/15 ...........        10,956,498
          5,000,000       BVPS II Funding Corp., 8.890%, 6/01/17 ...................         5,817,800
          6,000,000       CalEnergy, Inc., 9.500%, 9/15/06 .........................         6,502,500
          1,700,000       CalEnergy, Inc., 7.630%, 10/15/07 ........................         1,721,063
          3,881,000       New Mexico Public Service Corp., 10.250%, 10/01/12 .......         4,559,593
          2,900,000       New York Electric & Gas Corp., 8.875%, 11/01/21 ..........         3,208,531
          2,000,000       Ohio Edison Corp., 8.680%, 6/01/17 .......................         2,258,440
          4,000,000       Texas Utilities Electric Co., 7.875%, 3/01/23 ............         4,296,280
                                                                                          ------------
                                                                                            39,320,705
                                                                                          ------------
                          FEDERAL AGENCIES--8.9%
            152,927       Federal Home Loan Mortgage Corp., 9.000%, 5/1/01 .........           154,248
            615,553       Federal National Mortgage Association, 7.500%, 12/1/24 ...           631,514
          9,146,450       Government National Mortgage Association, 7.000%, with
                            various maturities to 2025 (c) .........................         9,296,788
          9,216,875       Government National Mortgage Association, 7.500%, with
                            various maturities to 2025 (c) .........................         9,479,879
          2,914,251       Government National Mortgage Association, 8.500%, with
                            various maturities to 2023 (c) .........................         3,085,924
            194,315       Government National Mortgage Association, 9.000%, with
                            various maturities to 2016 (c) .........................           208,886
            260,686       Government National Mortgage Association, 11.500%, with
                            various maturities to 2018 (c) .........................           294,600
                                                                                          ------------
                                                                                            23,151,839
                                                                                          ------------
                          FINANCE & BANKING--8.8%
          4,075,000       American General Finance Corp., 8.450%, 10/15/09 .........         4,748,801
          5,750,000       Associates Corp. of North America, 8.550%, 7/15/09 .......         6,746,935
          2,300,000       Associates Corp. of North America, 7.950%, 2/15/10 .......         2,588,673
          2,000,000       BB&T Corp., 6.375%, 6/30/05 ..............................         1,997,440
          3,300,000       NCNB Corp., 9.375%, 9/15/09 ..............................         4,105,629
          2,400,000       Pitney Bowes Credit Corp., 8.550%, 9/15/09 ...............         2,862,888
                                                                                          ------------
                                                                                            23,050,366
                                                                                          ------------
                          FOREIGN ISSUES--7.1%
         14,600,000       Government of Canada, 8.000%, 6/01/23 (CAD) ..............        13,225,375
          7,000,000       Province of British Columbia, 7.750%, 6/16/03 (CAD) ......         5,217,498
                                                                                          ------------
                                                                                            18,442,873
                                                                                          ------------
                          MEDIA & ENTERTAINMENT--15.5%
         10,300,000       Continental Cablevision, Inc., 9.500%, 8/01/13 ...........        12,100,646
          2,500,000       CSC Holdings, Inc., 7.875%, 12/15/07 .....................         2,631,050
          7,800,000       News America Holdings, Inc., 8.250%, 8/10/18 .............         8,824,296
          3,000,000       News America Holdings, Inc., 7.750%, 2/01/24 .............         3,235,710
          1,000,000       Tele-Communications, Inc., 9.800%, 2/01/12 ...............         1,283,970
          6,109,000       Tele-Communications, Inc., 9.250%, 1/15/23 ...............         7,092,916
          4,000,000       Time Warner, Inc., 9.150%, 2/01/23 .......................         5,080,400
                                                                                          ------------
                                                                                            40,248,988
                                                                                          ------------
                          PAPER--3.5%
          5,000,000       Abitibi-Consolidated, Inc., 6.950%, 4/01/08 ..............         5,020,250
          1,992,922       Fort Howard Trust, 11.000%, 1/02/02 ......................         2,038,579
          2,000,000       Pope & Talbot, Inc., 8.375%, 6/01/13 .....................         2,033,700
                                                                                          ------------
                                                                                             9,092,529
                                                                                          ------------
                          PUBLISHING--1.2%
          4,000,000       Golden Books Publishing, Inc., 7.650%, 9/15/02 ...........         3,130,000
                                                                                          ------------
                          TELECOMMUNICATION--16.0%
          4,000,000       AirTouch Communications, Inc., 6.650%, 5/01/08 ...........         4,062,880
          1,400,000       AT&T Corp., 8.350%, 1/15/25 ..............................         1,558,802
          5,700,000       AT&T Corp., 8.625%, 12/01/31 .............................         6,351,510
          3,000,000       Comcast Cable Communications, 8.875%, 5/01/17 ............         3,636,810
          2,500,000       GTE Corp., 7.510%, 4/01/09 ...............................         2,718,950
          5,700,000       GTE Corp., 7.900%, 2/01/27 ...............................         6,143,688
          2,000,000       GTE South, Inc., 6.125%, 6/15/07 .........................         1,974,900
          2,000,000       LCI International, Inc., 7.250%, 6/15/07 .................         2,033,460
          1,200,000       MCI Communications Corp., 7.750%, 3/15/24 ................         1,273,644
          2,000,000       McLeodUSA, Inc., 8.375%, 3/15/08 .........................         2,010,000
          2,800,000       Qwest Communications International Inc., 10.875%, 4/01/07          3,248,000
          6,061,000       Worldcom, Inc., 8.875%, 1/15/06 ..........................         6,561,032
                                                                                          ------------
                                                                                            41,573,676
                                                                                          ------------
                          U.S. GOVERNMENT--3.0%
          3,000,000       United States Treasury Notes, 8.500%, 11/15/00 ...........         3,196,590
          4,500,000       United States Treasury Notes, 5.750%, 4/30/03 ............         4,542,930
                                                                                          ------------
                                                                                             7,739,520
                                                                                          ------------
                          YANKEE--14.5%
          3,500,000       Bridas Co., 12.500%, 6/10/03 .............................         3,920,000
          2,450,000       Freeport Term Malta PLC, 144A, 7.250%, 5/15/28 ...........         2,510,393
          5,000,000       Hydro Quebec, 8.050%, 7/07/24 ............................         5,966,300
          2,000,000       Merita Bank, Ltd., 7.150%, 12/31/99 ......................         2,048,860
          4,500,000       Merita Bank, Ltd., 7.150%, 12/29/49 ......................         4,609,935
          2,500,000       Multicanal S.A., 9.250%, 2/01/02 .........................         2,490,075
          1,000,000       Pemex Petroleos Mexicanos, 8.625%, 12/01/23 ..............           899,350
          4,300,000       Petroleos Mexicanos, 144A, 8.625%, 12/01/23 ..............         3,867,205
          3,000,000       Republic of Colombia, 7.625%, 2/15/07 ....................         2,707,920
          3,000,000       Republic of Colombia, 7.250%, 2/23/04 ....................         2,794,350
          2,000,000       Republic of Colombia, 144A, 8.660%, 10/07/16 .............         1,993,840
          2,500,000       Smurfit Capital, 6.750%, 11/20/05 ........................         2,560,850
          1,500,000       YPF Sociedad Anonima, 7.250%, 3/15/03 ....................         1,464,120
                                                                                          ------------
                                                                                            37,833,198
                                                                                          ------------
                          Total Bonds and Notes (Identified Cost $244,980,377) .....       251,674,389
                                                                                          ------------
         SHORT TERM INVESTMENT--2.0%
------------------------------------------------------------------------------------------------------
          5,161,000       Household Finance Corp. 6.000%, 7/01/98 ..................         5,161,000
                                                                                          ------------
                          Total Short Term Investment (Identified Cost $5,161,000) .         5,161,000
                                                                                          ------------
                          Total Investments--98.7% (Identified Cost $250,141,377)(b)       256,835,389
                          Other assets less liabilities ............................         3,409,873
                                                                                          ------------
                          Total Net Assets--100% ...................................      $260,245,262
                                                                                          ============

(a) See Note 1a of Notes to Financial Statements.
(b) Federal Tax Information:
    At June 30, 1998 the net unrealized appreciation on investments based on cost of $250,141,377 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost ..........................................      $  8,568,651
    Aggregate gross unrealized depreciation for all investments in which there
      is an excess of tax cost over value ..........................................        (1,874,639)
                                                                                          ------------
    Net unrealized appreciation ....................................................      $  6,694,012
                                                                                          ============
(c) The Fund's investments in Government National Mortgage Association securities, which have the same coupon rate, have been aggregated for the purpose of presentation in the schedule of investments.

144A. Securities exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,371,438 or 3.2% of net assets.

CAD Canadian Dollars.

                            See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------
                                 STATEMENT OF ASSETS & LIABILITIES
---------------------------------------------------------------------------------------------------
June 30, 1998
(Unaudited)
ASSETS
  Investments at value (Identified cost $250,141,377) ......                           $256,835,389
  Cash .....................................................                                 72,905
  Receivable for:
    Fund shares sold .......................................                                863,638
    Interest ...............................................                              4,356,357
  Prepaid registration expense .............................                                 11,000
                                                                                       ------------
                                                                                        262,139,289
LIABILITIES
  Payable for:
    Securities purchased ...................................        $990,000
    Fund shares redeemed ...................................         472,595
    Dividends declared .....................................         206,915
  Accrued expenses:
    Management fees ........................................          89,618
    Deferred trustees' fees ................................          75,568
    Accounting and administrative ..........................           4,771
    Other expenses .........................................          54,560
                                                                    --------
                                                                                          1,894,027
                                                                                       ------------
NET ASSETS .................................................                           $260,245,262
                                                                                       ============
  Net Assets consist of:
    Capital paid in ........................................                           $249,608,375
    Undistributed net investment income ....................                                 49,370
    Accumulated net realized gains .........................                              3,893,793
    Unrealized appreciation on investments and foreign
      currency transactions ................................                              6,693,724
                                                                                       ------------
NET ASSETS .................................................                           $260,245,262
                                                                                       ============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($201,033,413 divided by 16,067,381 shares of beneficial
  interest) ................................................                              $12.51
                                                                                          ======
    Offering price per share (100/95.50 of $12.51) .........                              $13.10*
                                                                                          ======
Net asset value and offering price of Class B shares
  ($45,808,037 divided by 3,662,471 shares of beneficial
  interest) ................................................                              $12.51**
                                                                                          ======
Net asset value and offering price of Class C shares
  ($6,879,829 divided by 549,495 shares of beneficial
  interest) ................................................                              $12.52**
                                                                                          ======
Net asset value, offering and redemption price of Class Y shares
  ($6,523,983 divided by 520,657 shares of beneficial
  interest) ................................................                              $12.53
                                                                                          ======
* Based upon single purchases of less than $100,000.
  Reduced sales charges apply for purchases in excess of this amount.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                          See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------
                                      STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------------------
Six Months Ended June 30, 1998
(unaudited)

INVESTMENT INCOME
  Interest ..................................................                           $ 9,428,863
  Expenses
    Management fees .........................................      $  527,748
    Service fees - Class A ..................................         245,405
    Service and distribution fees - Class B .................         204,444
    Service and distribution fees - Class C .................          30,597
    Trustees' fees and expenses .............................           8,509
    Accounting and administrative ...........................          24,727
    Custodian ...............................................          74,293
    Transfer agent ..........................................         236,895
    Audit and tax services ..................................          19,500
    Legal ...................................................           2,549
    Printing ................................................          25,178
    Registration ............................................          25,371
    Miscellaneous ...........................................           6,933
                                                                   ----------
  Total expenses ............................................                             1,432,149
                                                                                        -----------
  Net investment income .....................................                             7,996,714
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
  Realized gain (loss) on:
    Investments - net .......................................       4,067,438
    Foreign currency transactions - net .....................        (460,667)
  Total realized gain on investments and foreign currency
    transactions ............................................       3,606,771
  Unrealized depreciation on:
    Investments - net .......................................      (1,550,360)
    Foreign currency transactions - net .....................            (300)
  Total unrealized depreciation on investments and foreign
    currency transactions ...................................      (1,550,660)
  Net gain on investment transactions .......................                             2,056,111
                                                                                        -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................                           $10,052,825
                                                                                        ===========

                          See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------
                                 STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------
(unaudited)

                                                                                         SIX MONTHS
                                                                 YEAR ENDED                 ENDED
                                                                 DECEMBER 31,              JUNE 30,
                                                                     1997                   1998
                                                                 ------------           ------------
FROM OPERATIONS
  Net investment income ....................................     $ 14,931,259           $  7,996,714
  Net realized gain on investments and foreign currency
    transactions ...........................................        1,857,847              3,606,771
  Unrealized appreciation (depreciation) on investments and
    foreign currency transactions ..........................        6,845,630             (1,550,660)
                                                                 ------------           ------------
  Increase in net assets from operations ...................       23,634,736             10,052,825
                                                                 ------------           ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A ................................................      (12,587,595)            (6,232,956)
    Class B ................................................       (1,970,398)            (1,148,611)
    Class C ................................................         (182,040)              (171,495)
    Class Y ................................................         (179,318)              (167,918)
  In excess of net investment income
    Class A ................................................          (81,688)                     0
    Class B ................................................          (12,787)                     0
    Class C ................................................           (1,181)                     0
    Class Y ................................................           (1,164)                     0
  Net realized gain on investments
    Class A ................................................       (1,792,523)                     0
    Class B ................................................         (332,330)                     0
    Class C ................................................          (32,685)                     0
    Class Y ................................................          (30,605)                     0
                                                                 ------------           ------------
                                                                  (17,204,314)            (7,720,980)
                                                                 ------------           ------------
  INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
    TRANSACTIONS ...........................................        8,958,293             17,413,018
                                                                 ------------           ------------
  Total increase in net assets .............................       15,388,715             19,744,863
NET ASSETS
  Beginning of the period ..................................      225,111,684            240,500,399
                                                                 ------------           ------------
  End of the period ........................................     $240,500,399           $260,245,262
                                                                 ============           ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period ........................................     $   (226,364)          $     49,370
                                                                 ============           ============

                           See accompanying notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------
                                                 FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------
(unaudited)
                                                                        CLASS A
                                  -------------------------------------------------------------------------------------
                                                                                                            SIX MONTHS
                                                     YEAR ENDED DECEMBER 31,                                   ENDED
                                  ------------------------------------------------------------------          JUNE 30,
                                   1993           1994           1995           1996           1997            1998
                                  ------         ------         ------         ------         ------        ----------
Net Asset Value, Beginning
  of the Period .............     $12.12         $12.18         $10.95         $12.36         $12.05          $12.39
                                  ------         ------         ------         ------         ------          ------
Income From Investment
Operations
Net Investment Income .......       0.77           0.72           0.81           0.84           0.83            0.42
Net Realized and
  Unrealized Gain (Loss)
  on Investments ............       0.66          (1.23)          1.40          (0.31)          0.45            0.10
                                  ------         ------         ------         ------         ------          ------
Total From Investment
  Operations ................       1.43          (0.51)          2.21           0.53           1.28            0.52
                                  ------         ------         ------         ------         ------          ------
Less Distributions
Dividends From Net
  Investment Income .........      (0.78)         (0.72)         (0.80)         (0.84)         (0.81)          (0.40)
Distributions in excess of
  Net Investment Income .....       0.00           0.00           0.00           0.00          (0.01)           0.00
Distributions From Net
  Realized Capital Gains ....      (0.59)          0.00           0.00           0.00          (0.12)           0.00
                                  ------         ------         ------         ------         ------          ------
Total Distributions .........      (1.37)         (0.72)         (0.80)         (0.84)         (0.94)          (0.40)
                                  ------         ------         ------         ------         ------          ------
Net Asset Value, End of
  the Period ................     $12.18         $10.95         $12.36         $12.05         $12.39          $12.51
                                  ======         ======         ======         ======         ======          ======
Total Return (%)(a) .........       12.1           (4.2)          20.8            4.6           11.0             4.3
Ratio of Operating
  Expenses to Average Net
  Assets (%) ................       1.04           1.08           1.14           1.05           1.05            1.02(b)
Ratio of Net Investment
  Income to Average Net
  Assets (%) ................       6.10           6.46           6.81           7.00           6.73            6.60(b)
Portfolio Turnover Rate(%) ..        202             77             81            104             54              79(b)
Net Assets, End of the
  Period (000) ...........      $179,264       $155,362       $200,285       $189,685       $193,513        $201,033

(a) A sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(b) Computed on an annualized basis.

                                    See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------------------------
                                            FINANCIAL HIGHLIGHTS -- continued
-----------------------------------------------------------------------------------------------------------------------
(unaudited)

                                                                   CLASS B
                             -----------------------------------------------------------------------------------------
                             SEPTEMBER 13(a)                                                                SIX MONTHS
                                 THROUGH                       YEAR ENDED DECEMBER 31,                         ENDED
                               DECEMBER 31,      ---------------------------------------------------          JUNE 30,
                                   1993           1994           1995           1996           1997            1998
                             ---------------     ------         ------         ------         ------          ------
Net Asset Value, Beginning of
  the Period ................     $13.06         $12.18         $10.95         $12.36         $12.04          $12.39
                                  ------         ------         ------         ------         ------          ------
Income From Investment
  Operations
Net Investment Income .......       0.20           0.63           0.72           0.75           0.74            0.35
Net Realized and Unrealized
  Gain (Loss) on
  Investments ...............      (0.30)         (1.23)          1.40          (0.32)          0.46            0.13
                                  ------         ------         ------         ------         ------          ------
Total From Investment
  Operations ................      (0.10)         (0.60)          2.12           0.43           1.20            0.48
                                  ------         ------         ------         ------         ------          ------
Less Distributions
Dividends From Net Investment
  Income ....................      (0.19)         (0.63)         (0.71)         (0.75)         (0.72)          (0.36)
Distributions in excess of
  Net Investment Income .....       0.00           0.00           0.00           0.00          (0.01)           0.00
Distributions From Net
  Realized Capital Gains ....      (0.59)          0.00           0.00           0.00          (0.12)           0.00
                                  ------         ------         ------         ------         ------          ------
Total Distributions .........      (0.78)         (0.63)         (0.71)         (0.75)         (0.85)          (0.36)
                                  ------         ------         ------         ------         ------          ------
Net Asset Value, End of the
  Period ....................     $12.18         $10.95         $12.36         $12.04         $12.39          $12.51
                                  ======         ======         ======         ======         ======          ======
Total Return (%)(c) .........       (0.8)          (4.9)          19.9            3.7           10.3             3.9
Ratio of Operating Expenses
  to Average Net Assets(%) ..       1.81(b)        1.83           1.89           1.80           1.80            1.77(b)
Ratio of Net Investment
  Income to Average Net
  Assets(%) .................       4.79(b)        5.71           6.06           6.25           5.98            5.85(b)
Portfolio Turnover Rate (%) .        202             77             81            104             54              79(b)
Net Assets, End of the
  Period (000) ..............     $2,661         $9,435        $23,398        $31,191        $37,559         $45,808

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.

                                    See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------------
                                     FINANCIAL HIGHLIGHTS -- continued
----------------------------------------------------------------------------------------------------------
(unaudited0

                                                                              CLASS C
                                                    ------------------------------------------------------
                                                                                                SIX MONTHS
                                                           YEAR ENDED DECEMBER 31,                ENDED
                                                    ------------------------------------         JUNE 30,
                                                         1995         1996         1997            1998
                                                        ------       ------       ------        ----------
Net Asset Value, Beginning of the Period ...........    $10.95       $12.36       $12.06          $12.40
                                                        ------       ------       ------          ------
Income From Investment Operations
Net Investment Income ..............................      0.56         0.75         0.74            0.36
Net Realized and Unrealized Gain (Loss) on
  Investments ......................................      1.40        (0.30)        0.45            0.12
                                                        ------       ------       ------          ------
Total From Investment Operations ...................      1.96         0.45         1.19            0.48
                                                        ------       ------       ------          ------
Less Distributions
Dividends From Net Investment Income ...............     (0.55)       (0.75)       (0.72)          (0.36)
Distributions in excess of Net Investment Income ...      0.00         0.00        (0.01)           0.00
Distributions from Net Realized Capital Gains ......      0.00         0.00        (0.12)           0.00
                                                        ------       ------       ------          ------
Total Distributions ................................     (0.55)       (0.75)       (0.85)          (0.36)
                                                        ------       ------       ------          ------
Net Asset Value, End of the Period .................    $12.36       $12.06       $12.40          $12.52
                                                        ======       ======       ======          ======
Total Return (%) (b) ...............................      18.1          3.9         10.2             3.9
Ratio of Operating Expenses to Average Net Assets(%)      1.89         1.80         1.80            1.77(a)
Ratio of Net Investment Income to Average Net
  Assets (%) .......................................      6.06         6.25         5.98            5.85(a)
Portfolio Turnover Rate (%) ........................        81          104           54              79(a)
Net Assets, End of the Period (000) ..............      $1,009       $2,391       $5,276          $6,880

(a) Computed on an annualized basis.
(b) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.

                                    See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------------
                                    FINANCIAL HIGHLIGHTS -- continued
----------------------------------------------------------------------------------------------------------
(unaudited)

                                                                              CLASS Y
                                                        --------------------------------------------------
                                                                                                SIX MONTHS
                                                             YEAR ENDED DECEMBER 31,              ENDED
                                                        --------------------------------         JUNE 30,
                                                         1995         1996         1997            1998
                                                        ------       ------       ------          ------
Net Asset Value, Beginning of the Period ...........    $10.95       $12.40       $12.06          $12.41
                                                        ------       ------       ------          ------
Income From Investment Operations
Net Investment Income ..............................      0.80         0.87         0.86            0.50
Net Realized and Unrealized Gain (Loss) on
  Investments ......................................      1.44        (0.34)        0.46            0.04
                                                        ------       ------       ------          ------
Total From Investment Operations ...................      2.24         0.53         1.32            0.54
                                                        ------       ------       ------          ------
Less Distributions
Dividends From Net Investment Income ...............     (0.79)       (0.87)       (0.84)          (0.42)
Distributions in excess of Net Investment Income ...      0.00         0.00        (0.01)           0.00
Distributions from Net Realized Capital Gains ......      0.00         0.00        (0.12)           0.00
                                                        ------       ------       ------          ------
Total Distributions ................................     (0.79)       (0.87)       (0.97)          (0.42)
                                                        ------       ------       ------          ------
Net Asset Value, End of the Period .................    $12.40       $12.06       $12.41          $12.53
                                                        ======       ======       ======          ======
Total Return (%) (a) ...............................      21.0          4.6         11.4             4.4
Ratio of Operating Expenses to Average Net Assets(%)      0.89         0.80         0.80            0.77(b)
Ratio of Net Investment Income to Average Net
  Assets (%) .......................................      7.06         7.25         6.98            6.85(b)
Portfolio Turnover Rate (%) ........................        81          104           54              79(b)
Net Assets, End of the Period (000) ..............      $2,241       $1,844       $4,153          $6,524

(a) Periods less than one year are not annualized.
(b) Computed on an annualized basis.

                              See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1998
(unaudited)

1. The Fund is a Series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. The Fund invests primarily in corporate and U.S. Government bonds. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Class C shares do not pay front end sales charges and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares and are subject to a contingent deferred sales charge if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or service and distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of all classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and subadviser under the supervision of the Fund's trustees.

B. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the six months. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the six months, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, resulting from changes in the exchange rate.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Interest income is decreased by the amortization of acquisition premium on original issue discount securities. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

D. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities and foreign currency transactions for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

F. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price including interest. The Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 1998 purchases and sales of securities (excluding short-term investments) were as follows:

               PURCHASES                                 SALES
  ----------------------------------      ---------------------------------
  U.S. GOVERNMENT           OTHER         U.S. GOVERNMENT          OTHER
  ---------------       ------------      ---------------       -----------
    $10,612,617         $108,215,730         $9,284,375         $86,582,428

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management L.P. ("NEFM") at the annual rate of 0.50% of the first $100 million of the Fund's average daily net assets and 0.375% of such assets in excess of $100 million. NEFM pays the Fund's investment subadviser Back Bay Advisors, L.P. ("Back Bay"), at the rate of 0.25% of the first $100 million of the Fund's average daily net assets and 0.1875% of such assets in excess of $100 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Back Bay are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest") which is a subsidiary of Metropolitan Life Insurance Company ("MetLife"). Fees earned by NEFM and Back Bay under the management agreement in effect during the six months ended June 30, 1998 are as follows:

                FEES EARNED
                -----------
                $263,874                         NEFM
                 263,874                         Back Bay

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1998, these expenses amounted to $24,727 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds Service Corporation ("NEFSCO") is the transfer and shareholder servicing agent for the Fund. For the six months ended June 30, 1998, the Fund paid NEFSCO $175,587 as compensation for its services in that capacity. For the six months ended June 30, 1998, the Fund received $2,602 in transfer agent credits. The transfer agent expense in the Statement of Operations is net of these credits.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1998, the Fund paid New England Funds $245,405 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1998 is $1,919,349.

Under the Class B and Class C Plans, the Fund pays New England Funds monthly service fees at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1998, the Fund paid New England Funds $51,111 and $7,649 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1998, the Fund paid New England Funds $153,333 and $22,948 in distribution fees under the Class B and Class C Plans respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1998 amounted to $326,557.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of NEFM, New England Funds, NEFSCO, Nvest or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

Annual Retainer                                       $1,349
Meeting Fee                                              159 /meeting
Annual Committee Member Retainer                         202
Annual Committee Chairman Retainer                       135

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date.

4. CAPITAL SHARES.   At June 30, 1998 there was an unlimited number of shares
of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital stock. Transactions in capital shares were as follows:

                                                    YEAR ENDED                       SIX MONTHS ENDED
                                                 DECEMBER 31, 1997                    JUNE 30, 1998
                                           ----------------------------        ----------------------------
CLASS A                                      SHARES           AMOUNT             SHARES           AMOUNT
-------                                    ----------       -----------        ----------       -----------
Shares sold ..........................      2,332,657       $28,440,914         1,747,590       $21,826,582
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment
    income ...........................        900,965        10,963,713           434,574         5,426,390
  Distributions from net realized
    gain .............................        131,331         1,609,440                 0                 0
                                           ----------       -----------        ----------       -----------
                                            3,364,953        41,014,067         2,182,164        27,252,972
Shares repurchased ...................     (3,497,094)      (42,511,441)       (1,728,951)      (21,593,373)
                                           ----------       -----------        ----------       -----------
Net increase (decrease) ..............       (132,141)      $(1,497,374)          453,213       $ 5,659,599
                                           ----------       -----------        ----------       -----------

                                                    YEAR ENDED                       SIX MONTHS ENDED
                                                 DECEMBER 31, 1997                    JUNE 30, 1998
                                           ----------------------------        ----------------------------
CLASS B                                      SHARES            AMOUNT            SHARES           AMOUNT
-------                                    ----------       -----------        ----------       -----------
Shares sold .........................         890,923       $10,851,138           848,125       $10,583,581
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment
    income ...........................        132,403         1,611,822            77,927           972,743
  Distributions from net realized
    gain .............................         23,328           285,958                 0                 0
                                           ----------       -----------        ----------       -----------
                                            1,046,654        12,748,918           926,052        11,556,324
Shares repurchased ...................       (605,028)       (7,342,999)         (295,083)       (3,683,591)
                                           ----------       -----------        ----------       -----------
Net increase .........................        441,626       $ 5,405,919           630,969       $ 7,872,733
                                           ----------       -----------        ----------       -----------

                                                    YEAR ENDED                       SIX MONTHS ENDED
                                                 DECEMBER 31, 1997                    JUNE 30, 1998
                                           ----------------------------        ----------------------------
CLASS C                                      SHARES           AMOUNT             SHARES            AMOUNT
-------                                    ----------       -----------        ----------       -----------
Shares sold ..........................        294,007       $ 3,619,803           179,339       $ 2,241,993
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment
    income ...........................         13,081           159,728            12,709           158,840
  Distributions from net realized
    gain .............................          2,379            29,250                 0                 0
                                           ----------       -----------        ----------       -----------
                                              309,467         3,808,781           192,048         2,400,833
Shares repurchased ...................        (82,474)       (1,004,400)          (67,925)         (851,301)
                                           ----------       -----------        ----------       -----------
Net increase .........................        226,993       $ 2,804,381           124,123       $ 1,549,532
                                           ----------       -----------        ----------       -----------

                                                    YEAR ENDED                       SIX MONTHS ENDED
                                                 DECEMBER 31, 1997                    JUNE 30, 1998
                                           ----------------------------        ----------------------------
CLASS Y                                      SHARES           AMOUNT             SHARES            AMOUNT
-------                                    ----------       -----------        ----------       -----------
Shares sold ..........................        242,611       $ 2,971,096           230,414       $ 2,882,739
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment
    income ...........................         14,616           178,564            12,224           152,930
  Distributions from net realized
    gain .............................          2,490            30,601                 0                 0
                                           ----------       -----------        ----------       -----------
                                              259,717         3,180,261           242,638         3,035,669
Shares repurchased ...................        (78,019)         (934,894)          (56,541)         (704,515)
                                           ----------       -----------        ----------       -----------
Net increase .........................        181,698       $ 2,245,367           186,097       $ 2,331,154
                                           ----------       -----------        ----------       -----------
Increase derived from capital shares
  transactions .......................        718,176       $ 8,958,293         1,394,402       $17,413,018
                                           ==========       ===========        ==========       ===========

                                              GLOSSARY FOR MUTUAL FUND INVESTORS
-------------------------------------------------------------------------------

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the potfolio.

DURATION - A measure, stated in years, of a bond's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a bond is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a bond with a duration of 4 years should rise in value 4%. Conversely, the bond should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from Treasury securities is exempt from state and local income taxes but not from federal income taxes. There are three types of Treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and, in most cases, from state and local income taxes. The two main types are general obligation (GO) bonds, which are backed by the full faith and credit and taxing powers of the municipality; and revenue bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges.

--------------------------------------------------------------------------------
                              SAVING FOR RETIREMENT
--------------------------------------------------------------------------------
AN EARLY START CAN MAKE A BIG DIFFERENCE

With today's lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed of will require considerable financial resources. while it's never too late to start a retirement savings program, it's certainly never too early: The sooner you begin, the longer the time your money has to grow.

The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer -- for 25 years, in fact. Can you guess which investor accumulates the greater retirement nest egg? For the answer, look at the chart.

--------------------------------------------------------------------------------
                    AN EARLY START CAN MAKE A BIG DIFFERENCE
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]

Investor A - Begins investing at age 30 for 10 years:
Age                                                        Growth of Investments
30                                                                        $2,000
35                                                                       $15,431
40                                                                       $35,062
45                                                                       $90,943
55                                                                      $146,464
60                                                                      $235,882
65                                                                      $379,890


Investor B - Begins investing at age 40 for 25 years:
Age                                                        Growth of Investments
40                                                                        $2,000
45                                                                       $15,431
50                                                                       $37,062
55                                                                       $71,899
60                                                                      $128,005
65                                                                      $216,364

Assumes 10% hypothetical appreciation. For illustrative purposes only and not indicative of future performance of any New England Fund.

Investor A invested $20,000, less than half of Investor B's commitment -- and for less than half the time. Yet Investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start.

New England Funds has prepared a number of informative retirement planning guides. Call your financial representative or New England Funds today, and ask for the guide that best fits your personal needs.

--------------------------------------------------------------------------------
                             REGULAR INVESTING PAYS
--------------------------------------------------------------------------------

FIVE GOOD REASONS TO INVEST REGULARLY
1. It's an easy way to build assets.
2. It's convenient and effortless.
3. It requires a low minimum to get started.
4. It can help you reach important long-term goals like financing retirement or college funding.
5. It can help you benefit from the ups and downs of the market. With Investment Builder, New England Fund's automatic investment program, you can invest as little as $100 a month in your New England fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

--------------------------------------------------------------------------------
                         THE POWER OF MONTHLY INVESTING
--------------------------------------------------------------------------------

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $100

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                        $7,322
10                                                                      $18,079
15                                                                      $33,886
20                                                                      $57,111
25                                                                      $91,236

Monthly investments of $200

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $14,643
10                                                                      $36,158
15                                                                      $67,772
20                                                                     $114,222
25                                                                     $182,472

Monthly investments of $500

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $36,608
10                                                                      $90,396
15                                                                     $169,429
20                                                                     $285,555
25                                                                     $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New England Funds account. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                                   STOCK FUNDS
                                  Bullseye Fund
                               Star Small Cap Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                               Equity Income Fund
                                  Balanced Fund

                            INTERNATIONAL STOCK FUNDS
                            International Equity Fund
                               Star Worldwide Fund

                                   BOND FUNDS
                                High Income Fund
                              Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                              Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                        Tax Free Income Fund of New York
                  Intermediate Term Tax Free Fund of California

                               MONEY MARKET FUNDS
                   Cash Management Trust, Money Market Series
                          Tax Exempt Money Market Trust

                    To learn more, and for a free prospectus,
                     contact your financial representative.

              VISIT OUR WORLD WIDE WEB SITE AT WWW.MUTUALFUNDS.COM

                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about
          distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

 New England Funds, L.P., and other firms selling shares of New England Funds are members of the National Association of Securities Dealers, Inc.
    (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program.
                The program provides access to information about
        securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 1-800-289-9999 or by
                    visiting their web site at www.NASDR.com.

                                                              ------------------
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                                                                 Brockton, MA
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